Cash	12 Months Ended
Dec. 31, 2015
Cash and Cash Equivalents [Abstract]
Cash

3. CASH

Cash of $442,542 is held in China and is subject to local exchange control regulations. Chinese exchange control regulations provide for restriction on exporting capital from China, other than through normal dividends.